Basis of Presentation	6 Months Ended
Jun. 30, 2013
Basis of Presentation
1.	Basis of Presentation

The unaudited interim consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay LNG Partners L.P., which is a limited partnership organized under the laws of the Republic of The Marshall Islands, and its wholly owned or controlled subsidiaries (collectively, the Partnership). The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and therefore, these interim financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2012, which are included in the Partnership’s Annual Report on Form 20-F for the year ended December 31, 2012, filed with the SEC on April 16, 2013. In the opinion of management of Teekay GP L.L.C., the general partner of the Partnership (or the General Partner), these interim unaudited consolidated financial statements reflect all adjustments consisting solely of a normal recurring nature, necessary to present fairly, in all material respects, the Partnership’s consolidated financial position, results of operations, changes in total equity and cash flows for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of those for a full fiscal year. Significant intercompany balances and transactions have been eliminated upon consolidation.

In order to more closely align the Partnership’s presentation to that of many of its peers, the cost of ship management services of $1.9 million and $3.8 million for the three and six months ended June 30, 2013, respectively, has been presented as vessel operating expenses in the Partnership’s consolidated statement of income. Prior to 2013, the Partnership included these amounts in general and administrative expenses. All such costs incurred in comparative periods have been reclassified from general and administrative expenses to vessel operating expenses to conform to the presentation adopted in the current period. The amount reclassified was $2.0 million and $3.9 million for the three and six months ended June 30, 2012, respectively.